Condensed Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Sep. 30, 2021	May 07, 2021	Dec. 31, 2020	Sep. 30, 2020	Sep. 21, 2020	Dec. 31, 2019
Common stock, par or stated value per share	$ 0.0001	$ 0.0001	$ 0.0001			$ 0.0001
Common stock, shares authorized	79,000,000	79,000,000	79,000,000			79,000,000
Common stock, shares, issued	9,125,954		7,134,668			7,060,668
Common stock, shares, outstanding	9,125,954		7,134,668			7,060,668
Preferred stock, par or stated value per share		$ 0.0001
Preferred shares, authorized		62,072,064
ACON S2 Acquisition Corp [Member]
Temporary equity, par or stated value per share			$ 0.0001	$ 0.0001
Temporary equity, redemption price per share	$ 10.00		$ 10.00
Common stock, shares authorized			0
Preferred stock, par or stated value per share	$ 0.0001		$ 0.0001	0.0001
Preferred shares, authorized	5,000,000		5,000,000
Preferred shares, issued	0		0
Preferred shares, outstanding	0		0
Redeemable Preferred Stock [Member]
Temporary equity, par or stated value per share	$ 0.0001		$ 0.0001			$ 0.0001
Temporary equity, shares authorized	62,072,064		61,436,037			61,436,037
Temporary equity, shares issued	38,768,389		32,865,949			32,865,949
Temporary equity, shares outstanding	38,768,389		32,865,949			32,865,949
Temporary equity, liquidation preference	$ 61,392		$ 46,391			$ 46,391
Class A ordinary shares | ACON S2 Acquisition Corp [Member]
Temporary equity, par or stated value per share				0.0001
Temporary equity, redemption price per share	$ 10.00		$ 10.00
Temporary equity, shares outstanding	25,000,000		25,000,000
Common stock, par or stated value per share	$ 0.0001		$ 0.0001	0.0001	$ 0.0001
Common stock, shares authorized	500,000,000		500,000,000
Common stock, shares, outstanding	25,000,000		25,000,000
Class B ordinary shares | ACON S2 Acquisition Corp [Member]
Common stock, par or stated value per share	$ 0.0001		$ 0.0001	$ 0.0001
Common stock, shares authorized	50,000,000		50,000,000
Common stock, shares, issued	6,250,000		6,250,000
Common stock, shares, outstanding	6,250,000		6,250,000